Notes Payable - Schedule of Notes Payable (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Note payable GE	$ 1,200,000	$ 1,200,000
Accrued transition services	972,233	972,233
Accrued Interest	227,981	214,001
Total	$ 2,400,214	$ 2,386,234